Application of New Amended and Revised Standards and Interpretations - Schedule of Anticipated Impact On Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total effect on assets (right-of-use assets)	$ 727,866
Lease Liabilities - current (Notes 3, 4 and 11)	264,543
Lease liabilities - non-current	$ 490,835
Adjusted
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total effect on assets (right-of-use assets)		$ 323,850
Lease Liabilities - current (Notes 3, 4 and 11)		219,039
Lease liabilities - non-current		$ 104,811
Adjustments Arising from Initial Application
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total effect on assets (right-of-use assets)			$ 323,850
Lease Liabilities - current (Notes 3, 4 and 11)			219,039
Lease liabilities - non-current			104,811
Total effect on liabilities			$ 323,850